Liquidity Risk - Summary of External Term Issuance, Sterling Equivalent (Details) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1.2	£ 2.6
Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8	1.5
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4	1.1
Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	7.6	3.6
Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	1.2	1.5
Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	5.9	1.8
Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	0.3
Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	8.8	6.7
Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	£ 0.5
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
Sterling | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.9
Sterling | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	1.2
Sterling | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	2.2
Sterling | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Sterling | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	4.3
Sterling | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	1.6
US Dollar | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.6
Euro | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	2.6
Euro | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	2.6
Euro | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Other | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Other | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Other | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0